S000048355 [Member] Expense Example - Tax-Managed International Equity Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 699
Expense Example, with Redemption, 3 Years	974
Expense Example, with Redemption, 5 Years	1,271
Expense Example, with Redemption, 10 Years	2,110
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	207
Expense Example, with Redemption, 3 Years	654
Expense Example, with Redemption, 5 Years	1,128
Expense Example, with Redemption, 10 Years	2,436
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	1,345
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	$ 1,336